Note 14 - Preferred Shares	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Preferred Stock [Text Block]
14.
       Preferred shares

	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Issued, May 30, 2018	19,042	18,192,129	-	18,192,129
Dividends declared	566	-	565,229	565,229
Balance, December 31, 2018	19,608	18,192,129	565,229	18,757,358
Dividends declared	79	-	78,642	78,642
Redemption of Preferred shares	(4,300)	(3,775,696)	(524,304)	(4,300,000)
Preferred deemed dividend	-	185,665	-	185,665
Balance, December 31, 2019	15,387	14,602,098	119,567	14,721,665
Dividends declared	1,219	-	1,219,048	1,219,048
Balance, December 31, 2020	16,606	14,602,098	1,338,615	15,940,713

On
January 27, 2014,
Euroseas issued
25,000
shares of its Series B Convertible Perpetual Preferred Shares to a fund managed by Tennenbaum Capital Partners, LLC ("TCP") and
5,700
shares to Preferred Friends Investment Company Inc., an affiliate of Euroseas and the Company, for total net proceeds of approximately
$29
million. The redemption amount of the Series B Preferred Shares is
$1,000
per share.

Under the Company's amended and restated articles of incorporation, effective after the Spin-off, the Company is authorized to issue up to
20,000,000
shares of preferred stock, par value
$0.01
per share. The preferred stock
may
be issued in
one
or more series and the Company's Board of Directors, without further approval from the Company's shareholders, is authorized to fix the dividend rights and terms, conversion rights, voting rights, redemption rights, liquidation preferences and other rights and restrictions relating to any series.  On
May 30, 2018,
in connection with the Spin-off,
19,042
EuroDry Series B Preferred Shares, representing
50%
of Euroseas Series B Preferred Stock, were issued and distributed to holders of Euroseas' Series B Preferred Shares in exchange for the cancellation of an equal number of such Euroseas Series B Preferred Shares. The rights of the holders of EuroDry Series B Preferred Shares rank senior to the obligations to holders of the Company's common shares. Additionally, EuroDry Series B Preferred Shares are issued when dividends to EuroDry Series B Preferred Shares are paid in-kind.

The EuroDry Series B Preferred Shares paid dividends in-kind until
January 29, 2019
at a rate of
5%
per annum. The dividend rate increased to
12%
for the
two
years following
January 29, 2019
and to
14%
thereafter and is payable only in cash. Cash dividends are declared at each quarter and actual payments are made within the following quarter. If a cash dividend is paid on the Company's common stock after
January 29, 2019
the holders of EuroDry Series B Preferred Shares will receive an additional cash dividend in an amount equal to
40%
of the common stock dividend it would have received on an as-converted basis. The EuroDry Series B Preferred Shares are convertible into common shares at the option of their holders at any time, and at the option of the Company only if certain share price and liquidity milestones are met. Each EuroDry Series B Preferred Share will be convertible into common shares at an initial conversion price of
$31.64
(subject to adjustment for certain events, including upon a default). EuroDry Series B Preferred Shares are redeemable in cash by the Company at any time after
January 29, 2019.
Holders of EuroDry Series B Preferred Shares
may
require the Company to redeem their shares only upon the occurrence of certain corporate events.

On
June 19, 2019,
the Company agreed to redeem
$4.3
million of its Series B Preferred Shares. In parallel with the redemption, the holders of the remaining Series B Preferred Shares agreed to reduce the annual dividend rate to
9.25%
until
January 2021.
The difference between (
1
) the fair value of the consideration transferred to the holders of the EuroDry Series B Preferred Shares (comprising the cash payment offered) and (
2
) the carrying amount of the Series B Preferred Shares before the redemption (net of issuance costs) amounted to
$185,665,
and was recorded as preferred deemed dividend.

For the year ended
December 31, 2018,
the Company declared
three
consecutive dividends totaling
$565,229,
all of which were paid in kind. For the year ended
December 31, 2019,
the Company declared dividends of
$1,748,981,
of which
$78,642
were paid in-kind,
$1,311,612
were paid in cash during
2019
and another
$358,726
were accrued as of
December 31, 2019
and were paid in the
first
quarter of
2020.
For the year ended
December 31, 2020,
the Company declared dividends of
$1,573,874,
of which
$354,826
was paid in cash during
2020
and another
$1,219,048
were paid in kind. The redemption liability as of
December 31, 2020
was
$16,605,048.

Subject to certain ownership thresholds, holders of EuroDry Series B Preferred Shares have the right to appoint one
director to the Company's board of directors and TCP also has consent rights over certain corporate actions. In addition, the holders of EuroDry Series B Preferred Shares will vote as one
class with the Company's common stock on all matters on which shareholders are entitled to vote, with each EuroDry Series B Preferred Share having a number of votes equal to
50%
of the numbers of shares of common stock of the Company into which such EuroDry Series B Preferred Share would be convertible on the applicable record date.